Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year	$ 196,303	$ 297,247	$ 80,516
Adjustments for:
Depreciation	238,711	228,639	202,953
Impairment loss	11,740	68,287	153,669
Loss on disposal of non-current assets	2,058	406	1,100
Share of profit of associates	(2,190)	(4,562)	(1,969)
Financial income	(14,879)	(4,118)	(142)
Financial costs	287,068	184,675	166,955
Gain on derivatives (excluding realized (loss)/gain on forward foreign exchange contracts held for trading)	(10,520)	(80,742)	(23,817)
Share-based compensation	1,357	760	3,448
Adjusted profit	709,648	690,592	582,713
Movements in operating assets and liabilities:
Decrease/(increase) in trade and other receivables including related parties, net	(13,545)	6,218	7,482
Decrease/(increase) in prepayments and other assets	(4,358)	(2,454)	3,205
Increase in inventories	(583)	(156)	(762)
Decrease/(increase) in other non-current assets	(1,918)	2,774	801
(Decrease)/increase in other non-current liabilities	(1,136)	651	(1,497)
Increase in accounts payable and other current liabilities	462	1,287	165
Net cash provided by operating activities	688,570	698,912	592,107
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(227,736)	(193,464)	(506,641)
Proceeds from sale and sale and leasebacks of tangible fixed assets, net	331,998	225,429	242,979
Proceeds from FSRU forthcoming sale	136,949	108,632
Other investments	(13,493)	(753)	(230)
Payments for right-of-use assets	(10,136)	(25)
Dividends received from associate	1,175		1,700
Purchase of short-term cash deposits	(117,144)	(61,000)	(2,500)
Maturity of short-term cash deposits	143,144	25,000	2,500
Financial income received	14,813	3,554	142
Net cash (used in)/provided by investing activities	259,570	107,373	(262,050)
Cash flows from financing activities:
Proceeds from loans and bonds, net of discount	2,431,355	374,659	471,867
Loan and bond repayments	(2,676,420)	(729,849)	(592,463)
Principal elements of lease payments	(62,858)	(42,262)	(14,843)
Payment of loan and bond issuance costs, net	(40,756)	(5,188)	(13,058)
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)			10,000
Payment of equity raising costs		(20)	(347)
Merger consideration - Transaction (including special distribution)	(316,234)
Proceeds from interest rate swaps termination	35,789
Interest paid	(252,917)	(164,499)	(172,772)
Loan/bond modification costs related to the 2021 Transaction (as defined in Note 1)			(15,718)
Payment of cash collaterals for swaps			(9,080)
Release of cash collaterals for swaps		990	31,557
Repurchase of GasLog's and GasLog Partners' preference shares/units	(1,440)	(49,244)	(18,388)
Partial redemption of GasLog's preference shares, net of fees	(108,612)
Dividends paid (common and preference)	(104,059)	(105,277)	(91,499)
Net cash used in financing activities	(1,096,152)	(720,690)	(414,744)
Effects of exchange rate changes on cash and cash equivalents	1,097	445	(336)
(Decrease)/increase in cash and cash equivalents	(146,915)	86,040	(85,023)
Cash and cash equivalents, beginning of the year	368,286	282,246	367,269
Cash and cash equivalents, end of the year	$ 221,371	$ 368,286	$ 282,246